CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current assets
Current assets	€ 28,137	€ 31,513
Cash and cash equivalents	5,324	4,368
Financial assets	5,351	7,408
Trade receivables	4,680	5,915
Inventories	11,394	12,459
Income tax receivables	31	39
Other assets	1,357	1,324
Non-current assets
Non-current assets	25,090	31,052
Financial assets	5	2,279
Intangible assets	1,143	1,356
Property, plant and equipment	23,774	27,343
Investments in joint venture	27	30
Other assets	141	44
Total assets	53,227	62,565
Current liabilities
Current liabilities	26,215	18,855
Trade payables	1,956	2,797
Contract liabilities	2,911	2,623
Financial liabilities	19,770	11,290
Other liabilities and provisions	1,578	2,145
Non-current liabilities
Non-current liabilities	7,371	10,192
Deferred tax liabilities	52	142
Financial liabilities	7,314	9,866
Other liabilities and provisions	5	184
Equity
Equity	19,641	33,518
Subscribed capital	4,836	4,836
Capital reserves	88,748	88,077
Accumulated deficit	(75,463)	(60,124)
Accumulated other comprehensive income	1,675	742
Equity attributable to the owners of the company	19,796	33,531
Non-controlling interests	(155)	(13)
Total equity and liabilities	€ 53,227	€ 62,565